Leases - Summary of lease expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation charge of right-of-use assets
Depreciation, right-of-use assets	€ 1,044
Interest on lease liabilities (including in Financial expenses)	291	€ 18	€ 18
Interest on sublease receivable (including in Financial income)	(62)
Expenses relating to short-term leases and leases of low-value assets	182
Total expenses related to leases	1,450
Property Member [Member]
Depreciation charge of right-of-use assets
Depreciation, right-of-use assets	399
Vehicles [member]
Depreciation charge of right-of-use assets
Depreciation, right-of-use assets	90
Plant and Equipments [Member]
Depreciation charge of right-of-use assets
Depreciation, right-of-use assets	€ 555